Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions And Balances With Related Parties
Transactions and Balances with Related Parties

Note 21 – Transactions and Balances with related parties

A.	Balances with related parties

	December 31,
	2017	2018
	Thousands USD	Thousands USD
Other payables	115	74

B.	Shareholders and other related parties benefits

	Year ended on December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Salaries and related expenses- related parties employed by the Group	1,501	1,138	829
Number of related parties	5	5	4
Compensation for directors not employed by the Group	739	494	311
Number of directors	8	9	7

C.

During, 2015, the Company’s shareholders approved a private placement of 285,715 Ordinary Shares to related parties.

In addition, during 2015, the Company’s shareholders approved the terms of employment of the four founders of the Company and the Chairman of the board of directors, as well as grant of 2,360,000 stock options (non-tradable) to several directors, which were exercisable into 2,360,000 Ordinary Shares.

On December 2015, the Company’s shareholders approved an amendment to the notice period for termination of the four founders of the Company, to a period of six months, as well as a corresponding amendment to the Company’s compensation policy for office holders.

The Company’s shareholders also approved to grant a director, 250,000 stock options (non-tradable), which are exercisable into 250,000 Ordinary Shares, at an exercise price of $ 2.33 per share. On April 19, 2017, the Company’s shareholders approved the reduction of exercise price to $ 1.84 per share.

D.	On January 27, 2016, pursuant to an exercise of 3,746,161 warrants by Mr. Amit Dror, who serves as Chief Executive Officer of the Company, Mr. Dagi Ben-Noon, who served as Chief Operating Officer, Mr. Simon Anthony-Fried, who serves as Chief Marketing Officer, and Mr. Sharon Fima, who served as Chief Technology Officer, and in consideration of approximately $ 816 thousands, the Company issued 3,746,161 Ordinary Shares.

E.	On April 19, 2017, the Company’s shareholders approved the immediate acceleration of the unvested options granted to Yoel Yogev and Zvika Yemini in 2015, and that their options shall remain exercisable for an extended period of time until November 2020, subject to their resignation from the Company’s board of directors.

F.

On April 19, 2017, the Company’s shareholders approved to grant Avi Reichental, a director, 275,000 stock options (non-tradable), which are exercisable into 275,000 Ordinary Shares, at an exercise price of $ 1.77 per share.

On January 1, 2018, the Company’s shareholders approved to grant Itzhak Shrem, a director, 275,000 stock options (non-tradable), which are exercisable into 275,000 Ordinary Shares, at an exercise price of $ 1.59 per share and 25,000 stock options (non-tradable), which are exercisable into 25,000 Ordinary Shares to Avi Reichental, the Chairman of the board of directors, at similar exercise price.

G.	On November 20, 2017, the board of directors of the Company approved a non-exceptional transactions in which Mr. Avi Reichental, a director of the Company, has a personal interest, for an open innovation and show room agreements between Nano Dimension USA Inc. and XponentialWorks Inc. and Techniplas, LLC, whereby the Company will lease space and use sales and marketing services in favor of the customer experience center in Ventura, as well as establish a cooperation in the field of car electronics starting on December 1, 2017.